TrimTabs International Free Cash Flow Quality ETF
Schedule of Investments
April 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.6%
Communications - 6.3%
Kakaku.com, Inc.	20,481	$556,579
KDDI Corp.	11,060	334,563
Koninklijke KPN NV	83,790	288,712
M3, Inc.	3,784	262,342
NetEase, Inc. - ADR	2,933	328,672
Publicis Groupe SA	4,489	290,678
SoftBank Corp.	16,056	207,072
Telenor ASA	12,494	222,818
Telstra Corp. Ltd.	75,341	196,752
Tencent Holdings Ltd.	10,012	802,997
		3,491,185
Consumer Discretionary - 13.9%
Bunzl PLC	5,730	184,144
Canadian Tire Corp. Ltd. - Class A	1,706	271,927
Daimler AG	3,127	278,387
Domino's Pizza Enterprises Ltd.	5,863	481,692
Evolution Gaming Group AB (b)	2,990	590,544
Fast Retailing Co. Ltd.	340	279,087
Geberit AG	526	345,809
Hennes & Mauritz AB - Class B (a)	27,247	672,038
Howden Joinery Group PLC (a)	65,790	734,867
Industria de Diseno Textil SA	7,815	278,298
Lululemon Athletica, Inc. (a)	1,430	479,436
LVMH Moet Hennessy Louis Vuitton SE	853	642,183
Moncler SpA (a)	2,874	176,289
Next PLC (a)	3,263	351,585
Pandora A/S	2,157	244,805
Persimmon PLC	3,519	152,212
Rakuten Group, Inc.	37,060	471,007
Vipshop Holdings Ltd. - ADR (a)	3,707	114,064
Wesfarmers Ltd.	13,588	566,398
ZOZO, Inc.	13,340	450,404
		7,765,176
Consumer Staples - 9.9%
Alimentation Couche-Tard, Inc. - Class B	15,150	513,361
Coca-Cola Amatil Ltd. (c)	17,756	181,922
Coles Group Ltd.	17,885	224,853
Diageo PLC	16,576	744,225
Dollarama, Inc.	6,823	317,961
Kao Corp.	5,724	366,988
Kesko Oyj - Class B	7,480	227,879
L'Oreal SA	1,755	720,867
Reckitt Benckiser Group PLC	6,772	603,325
Strauss Group Ltd.	17,111	500,369

Swedish Match AB	1,898	155,686
Unilever PLC	16,775	980,312
		5,537,748
Energy - 1.8%
Lundin Energy AB	4,751	152,202
Neste Oyj	8,457	512,441
Petroleo Brasileiro SA - ADR	22,891	194,115
Woodside Petroleum Ltd.	9,566	168,459
		1,027,217
Financials - 15.9%
Admiral Group PLC	5,787	250,073
Allianz SE	2,538	660,306
BNP Paribas SA (a)	9,877	633,989
Commonwealth Bank of Australia	8,003	548,942
Deutsche Boerse AG	2,150	370,409
DNB ASA	18,254	392,645
FinecoBank Banca Fineco SpA (a)	28,163	484,862
Hargreaves Lansdown PLC	10,148	240,985
Hong Kong Exchanges & Clearing Ltd.	10,674	645,847
Japan Exchange Group, Inc.	8,392	196,689
Kinnevik AB - Class B	5,082	280,948
Mitsubishi UFJ Financial Group, Inc.	100,896	533,607
Nihon M&A Center, Inc.	4,560	119,497
Partners Group Holding AG	455	647,687
Ping An Insurance Group Co. of China Ltd. - Class H	12,806	140,049
Royal Bank of Canada	9,162	874,055
Toronto-Dominion Bank	10,218	702,454
UBS Group AG	33,751	516,053
Zurich Insurance Group AG	1,639	672,470
		8,911,567
Health Care - 9.3%
Amplifon SpA (a)	3,317	140,094
Astellas Pharma, Inc.	17,948	269,409
Coloplast A/S - Class B	1,105	182,845
CSL Ltd.	1,313	274,270
Fresenius Medical Care AG & Co. KGaA	1,891	150,412
Genmab A/S (a)	860	315,614
GN Store Nord AS	3,252	293,581
Hoya Corp.	1,504	171,125
ICON PLC (a)	2,290	496,815
Koninklijke Philips NV (a)	5,537	312,075
Novartis AG	7,420	633,412
Novo Nordisk A/S - Class B	11,388	834,115
Roche Holding AG	2,215	721,800
Sonic Healthcare Ltd.	7,935	219,325
Sysmex Corp.	1,892	189,131
		5,204,023
Industrials - 14.5%
Ashtead Group PLC	11,253	722,807
Atlas Copco AB - Class A	9,885	599,017
Daikin Industries Ltd.	728	146,080
Deutsche Post AG	6,315	371,678

DSV PANALPINA A/S	1,439	320,933
Edenred	5,924	335,810
Ferguson PLC	3,466	437,121
GEA Group AG	11,321	496,928
Halma PLC	9,954	355,770
Hexagon AB - Class B	2,931	279,543
Husqvarna AB - Class B	30,953	430,901
Intertek Group PLC	3,516	298,046
Keyence Corp.	340	163,389
Kone Oyj - Class B	5,278	414,615
Kuehne + Nagel International AG	1,436	429,267
Legrand SA	2,730	265,855
Randstad NV	3,213	232,080
Recruit Holdings Co. Ltd.	14,431	652,161
Rentokil Initial PLC	37,904	261,945
Schindler Holding AG	915	260,298
Schneider Electric SE	2,615	418,201
SGS SA	78	230,605
		8,123,050
Materials - 5.8%
BHP Group Ltd. - ADR	3,087	224,610
BHP Group Ltd.	17,425	640,294
Fortescue Metals Group Ltd.	16,122	280,559
Givaudan SA	16	66,996
James Hardie Industries PLC	8,645	285,700
Novozymes A/S - Class B	3,120	222,093
Sika AG	1,661	495,436
Vale SA - ADR	21,125	425,035
West Fraser Timber Co. Ltd.	7,996	617,354
		3,258,077
Real Estate - 0.2%
Daito Trust Construction Co. Ltd.	1,116	118,656
Technology - 17.0%
ASML Holding NV	1,505	979,244
Atlassian Corp. PLC - Class A (a)	2,734	649,489
CGI, Inc. (a)	3,771	333,642
Change, Inc. (a)	9,556	294,663
Check Point Software Technologies Ltd. (a)	1,496	174,748
Constellation Software, Inc./Canada	270	396,259
Dassault Systemes SE	989	229,423
Experian PLC	7,485	288,612
GMO Payment Gateway, Inc.	1,116	142,449
Infosys Ltd. - ADR	9,693	175,249
Logitech International SA	5,854	656,392
Nice Ltd. - ADR (a)	915	220,725
Nintendo Co. Ltd.	1,116	640,150
Nomura Research Institute Ltd.	20,676	636,607
Open Text Corp.	3,843	180,965
RELX PLC	23,476	609,360
SAP SE	2,217	311,212
Telefonaktiebolaget LM Ericsson - Class B	24,247	332,075
Telefonaktiebolaget LM Ericsson - ADR	11,967	165,025

Temenos AG	2,018	296,320
Tokyo Electron Ltd.	2,149	950,130
Trend Micro, Inc.	3,396	161,581
Wolters Kluwer NV	4,161	376,495
Xero Ltd. (a)	2,821	307,632
		9,508,447
TOTAL COMMON STOCKS (Cost $50,243,670)		52,945,146

EXCHANGE-TRADED FUND - 3.5%
iShares MSCI South Korea ETF	21,719	1,966,873
TOTAL EXCHANGE-TRADED FUND (Cost $1,892,415)		1,966,873

REITs - 1.2%
Real Estate - 1.2%
Goodman Group	33,086	481,975
Segro PLC	15,017	208,532
TOTAL REITs (Cost $619,819)		690,507

MONEY MARKET FUND - 0.6%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (d)	319,648	319,648
TOTAL MONEY MARKET FUND (Cost $319,648)		319,648

Total Investments (Cost $53,075,552) - 99.9%		55,922,174
Other Assets in Excess of Liabilities - 0.1%		74,978
TOTAL NET ASSETS - 100.0%		$55,997,152

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. At April 30, 2021, the value of this security amounted to $590,544 or 1.1% of total net assets.

(c) Value determined using significant unobservable inputs.
(d) Rate disclosed is the seven day annualized yield as of April 30, 2021.

For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

TrimTabs International Free Cash Flow Quality ETF
Summary of Fair Value Disclosure at April 30, 2021 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2021:
TrimTabs International Free Cash Flow Quality ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,475,643	$-	$181,922	$4,657,565
Brazil	619,150	-	-	619,150
Canada	4,687,414	-	-	4,687,414
China	1,385,782	-	-	1,385,782
Denmark	2,413,986	-	-	2,413,986
Finland	1,154,935	-	-	1,154,935
France	3,537,006	-	-	3,537,006
Germany	2,639,332	-	-	2,639,332
Hong Kong	645,847	-	-	645,847
India	175,249	-	-	175,249
Ireland	1,071,127	-	-	1,071,127
Israel	895,842	-	-	895,842
Italy	801,245	-	-	801,245
Japan	8,313,366	-	-	8,313,366
Netherlands	2,188,606	-	-	2,188,606
New Zealand	307,632	-	-	307,632
Norway	615,463	-	-	615,463
Spain	278,298	-	-	278,298
Sweden	3,657,979	-	-	3,657,979
Switzerland	5,972,545	-	-	5,972,545
United Kingdom	6,926,777	-	-	6,926,777
Total Common Stocks	52,763,224	-	181,922	52,945,146
Exchange-Traded Fund	1,966,873	-	-	1,966,873
REITs	690,507	-	-	690,507
Money Market Fund	319,648	-	-	319,648
Total Investments	$55,740,252	$-	$181,922	$55,922,174

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.

Level 3 Reconciliation Disclosure
		Common Stocks	Total
Balance as of July 31, 2020		$-	$-
Purchases		184,977	184,977
Change in unrealized appreciation/(depreciation)		(3,055)	(3,055)
Balance as of April 30, 2021		$181,922	$181,922

Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at April 30, 2021		$(3,055)

The Level 3 investments as of April 30, 2021 represented 0.3% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.